Notional amounts of derivatives (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2020	Dec. 31, 2019
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives	₩ 290,049,318	₩ 321,461,303
Trading purpose | Foreign currency related
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives	154,733,001	182,014,087
Trading purpose | Foreign currency related | Over the counter
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives	153,630,467	180,968,949
Trading purpose | Foreign currency related | Over the counter | Forward contract
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives	117,566,233	137,383,704
Trading purpose | Foreign currency related | Over the counter | Swap contract
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives	33,562,251	40,826,444
Trading purpose | Foreign currency related | Over the counter | Option contract
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives	2,501,983	2,758,801
Trading purpose | Foreign currency related | Exchange traded | Futures contract
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives	1,102,534	1,045,138
Trading purpose | Interest rates related
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives	107,470,855	106,411,518
Trading purpose | Interest rates related | Over the counter
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives	36,530,081	38,087,528
Trading purpose | Interest rates related | Over the counter | Swap contract
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives	36,205,843	37,801,528
Trading purpose | Interest rates related | Over the counter | Option contract
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives	324,238	286,000
Trading purpose | Interest rates related | Exchange traded
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives	70,940,774	68,323,990
Trading purpose | Interest rates related | Exchange traded | Swap contract
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives	68,475,400	65,868,540
Trading purpose | Interest rates related | Exchange traded | Futures contract
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives	2,465,374	2,455,450
Trading purpose | Credit related | Over the counter | Swap contract
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives	4,536,626	5,404,257
Trading purpose | Equity related
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives	9,053,355	10,035,315
Trading purpose | Equity related | Over the counter
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives	3,137,347	5,119,869
Trading purpose | Equity related | Over the counter | Option contract
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives	508,686	864,038
Trading purpose | Equity related | Over the counter | Swap and forward contract
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives	2,628,661	4,255,831
Trading purpose | Equity related | Exchange traded
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives	5,916,008	4,915,446
Trading purpose | Equity related | Exchange traded | Futures contract
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives	1,638,126	876,220
Trading purpose | Equity related | Exchange traded | Option contract
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives	4,277,882	4,039,226
Trading purpose | Commodity related
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives	800,811	1,102,862
Trading purpose | Commodity related | Over the counter
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives	537,351	758,533
Trading purpose | Commodity related | Over the counter | Option contract
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives	0	0
Trading purpose | Commodity related | Over the counter | Swap and forward contract
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives	537,351	758,533
Trading purpose | Commodity related | Exchange traded | Futures contract
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives	263,460	344,329
Hedging purpose
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives	13,454,670	16,493,264
Hedging purpose | Foreign currency related | Forward contract
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives	1,281,945	1,869,518
Hedging purpose | Foreign currency related | Swap contract
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives	4,328,333	4,532,114
Hedging purpose | Interest rates related | Swap contract
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives	₩ 7,844,392	₩ 10,091,632